Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Property and Equipment, Net [Abstract]
Depreciation expense	$ 167,837	$ 122,857
Loss on disposal of property and equipment		5,523
Disposals during the year		25,409
Accumulated depreciation		19,886
Impairment losses